REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE
REVENUE

NOTE 4 - REVENUE

In the business of providing an international cloud-based intelligence system, namely “YCloud” system. We aim to provide technical and auto-billing management system services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis. Weijiafu and Changtongfu are our customers to take charge of the Ycloud users’ profiles. Meanwhile, all YCloud users’ information is retained within YCloud system.

We derive our revenue from system service fees charged for transactions conducted through YCloud. We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a system service fee from YCloud users through service agreement with our customers (such as Weijiafu, Beijing Yidong, Maitu International, Beijing Youth and related party Changtongfu ), depending on the type of service and industry. Gross Merchandise Volume, or GMV, is a term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame. We generally receive the system service fee from customers within the first ten days of each calendar month. With effect from October 2021, YCloud system service fee will be settled within the first ten days of each quarter due to high volume of transaction amounts conducted through YCloud from end users. As of reporting date, all the service fee receivable has been fully settled and received.

The system services fees are collected from five customers of YCloud system based on the GMV as follow:

Gross Merchandise Volume (“GMV”)	March 31, 2022	March 31, 2021
	US$	US$
Non-related parties:
Customer I	33,884,182	80,402,192
Customer II	9,987,583	-
Customer III	7,823,158	-
Customer IV	11,248,923	-
	62,943,846	80,402,192
Related party:
Customer V	4,800,846	-
Total GMV:	67,744,692	80,402,192

As of and for the period ended March 31, 2022, we generated revenues from five customers amounting $2,236,853.

NOTE 4. REVENUE

In the business of providing an international cloud-based intelligence system, namely “YCloud” system. We aim to provide technical and auto-billing management system services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis. Weijiafu and Changtongfu are our customers to take charge of the Ycloud users’ profiles. Meanwhile, all YCloud users’ information is retained within YCloud system.

We derive our revenue from system service fees charged for transactions conducted through YCloud. We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a system service fee from YCloud users through service agreement with our customers (such as Weijiafu and Changtongfu), depending on the type of service and industry. Gross Merchandise Volume, or GMV, is a term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame. We generally receive the system service fee from Weijiafu and Changtongfu within the first ten days of each calendar month. With effect from October 2021, YCloud system service fee will be settled within the first ten days of each quarter due to high volume of transaction amounts conducted through YCloud from end users. As of reporting date, all the service fee receivable has been fully settled and received.

As of year ended December 31, 2021 and 2020, the Gross Merchandise Volume, or GMV in YCloud systems are as follow:

Gross Merchandise Volume (“GMV”)	2021	2020
	US$	US$
Non-related party	292,177,817	10,437,687
Related party	139,359,179	153,038,677
Total:	431,536,996	163,476,364

As of year ended December 31, 2021 and 2020, we generated revenues from YCloud service fees amounting to $14,381,295 and $6,271,564. Service revenue from third party were $9,734,966 (2020: $3,440,312) and service revenue from related party were $4,646,329 (2020: $2,831,252) for the year ended December 31, 2021. The increase in revenue was mainly due to increase in YCloud users during the year. As of year ended December 31, 2021, we provide “YCloud” services system through our two main customers: third party customer- Weijiafu and related party-Changtongfu to provide YCloud payment channels and users’ date storage services to individual and corporate micro-business owners.